Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Current assets:
Cash	$ 5,040	$ 30,823	$ 10,763
Prepaid expenses	104,706	60,750	52,500
Total current assets	109,746	91,573	63,263
Dividend receivable	74,754	243,073	228,904
Cash and Investments held in Trust Account	18,213,005	55,495,253	60,156,291
TOTAL ASSETS	18,397,505	55,829,899	60,448,458
Current liabilities:
Accrued expenses	681,655	492,826	204,882
Working capital and extension loans – related party	2,501,000	1,791,000	320,000
Business combination deposits	200,000	200,000	125,000
Income tax payable		358,882	253,426
Franchise tax payable	38,432	12,300	12,000
Excise payable	462,021	81,578
Total current liabilities	3,908,108	2,961,586	940,308
Deferred tax liability	15,698	51,045	48,070
Deferred underwriting discounts and commissions	2,012,500	2,012,500	2,012,500
TOTAL LIABILITIES	5,936,306	5,025,131	3,000,878
Commitments and contingencies
Common stock subject to possible redemption, value	18,498,126	55,426,618	59,544,769
Stockholders’ deficit:
Common stock, value	185	185	185
Additional paid-in capital
Accumulated deficit	(6,037,112)	(4,622,035)	(2,097,374)
Total stockholders’ deficit	(6,036,927)	(4,621,850)	(2,097,189)
TOTAL LIABILITIES, TEMPORARY EQUITY, AND STOCKHOLDERS’ DEFICIT	18,397,505	55,829,899	60,448,458
Related Parties
Current liabilities:
Due to related parties	$ 25,000	$ 25,000	$ 25,000